NOTE 9 - CONVERTIBLE NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2015
Convertible Note Payable [Abstract]
Convertible Debt [Table Text Block]	Convertible notes payable at December 31 are summarized as follows:

	December 31,	December 31,
	2015	2014
Total convertible notes payable	$398,786	$873,263
Plus: new notes	526,315	-
Less: note conversions	$895,101	$474,477

Convertible notes payable, net	$30,000	$398,786
Less: current portion	-	9,608

Convertible notes payable, net, long-term portion	$30,000	$389,178